STATEMENTS OF PROFIT (LOSS) AND COMPREHENSIVE INCOME (LOSS) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
REVENUES
Petroleum and natural gas sales (note 13)	$ 223,136	$ 243,825	$ 220,124
Royalties	(23,789)	(23,961)	(18,636)
Other income (note 13)	5,576	5,574	7,750
Total revenues net of royalties	204,923	225,438	209,238
Realized gain on commodity contracts (note 6)	30,536	31,324	19,892
Unrealized gain (loss) on commodity contracts (note 6)	(18,082)	45,238	(29,525)
Revenues net of royalties and commodity contracts	217,377	302,000	199,605
EXPENSES
Production	97,526	111,816	113,589
Transportation	27,285	23,549	12,108
General and administrative	28,389	29,377	19,919
Loss on marketable securities	0	461	678
Share-based compensation (note 14)	(503)	532	3,784
Depletion and depreciation (note 9)	105,286	120,652	136,518
Impairment loss (reversal of impairment loss) recognised in profit or loss	2,140	13,150	(264,000)
Loss on onerous contracts (note 11)	5,362	0	0
(Gain) loss on dispositions (note 9)	(8,164)	56,672	170,667
(Gain) loss on Senior Notes settlements (note 7)	(6,145)	0	0
Expenses	251,176	356,209	193,263
NET PROFIT (LOSS) BEFORE FINANCE AND TAXES	(33,799)	(54,209)	6,342
Finance expenses (note 16)	40,754	39,240	48,063
Realized (gain) loss on foreign exchange (note 17)	8,296	797	(277)
Unrealized (gain) loss on foreign exchange (note 17)	15,195	(18,298)	(7,918)
NET PROFIT (LOSS) BEFORE TAXES	(98,044)	(75,948)	(33,526)
TAXES
Deferred tax expense (recovery) (note 15)	48,295	15,415	(6,858)
NET PROFIT (LOSS) AND COMPREHENSIVE INCOME (LOSS)	$ (146,339)	$ (91,363)	$ (26,668)
Net profit (loss) per share (note 18)
Basic (in dollars per share)	$ (2.45)	$ (1.85)	$ (0.62)
Diluted (in dollars per share)	$ (2.45)	$ (1.85)	$ (0.62)